INVENTORIES (Tables)	12 Months Ended
Jan. 02, 2022
Inventories [Abstract]
Schedule of inventory current	INVENTORIES:

	January 2, 2022	January 3, 2021

Raw materials and spare parts inventories	$183,065	$124,243
Work in progress	53,482	42,590
Finished goods	537,811	561,159
	$774,358	$727,992